Label	Element	Value
First Eagle Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Eagle Absolute Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

First Eagle Absolute Return Fund (the “Fund”) seeks long-term absolute returns. An “absolute” return refers to a return on investment that is evaluated on its own merits and not by reference to a benchmark or other similar “relative” return. By definition, an “absolute” return will not necessarily correlate to the returns realized by broad market indices.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Absolute Return Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information describes the fees and expenses you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 34 and 38, respectively.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

There are transaction costs due to the bid/ask spread in the case of bonds, commissions in the case of stocks and similar charges for other instruments. The Fund pays these transaction costs when it buys and sells securities and other instruments (or otherwise “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.14%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment objective is to achieve long-term absolute returns. An “absolute” return refers to a return on investment that is evaluated on its own merits and not by reference to a benchmark or other similar “relative” return. By definition, an “absolute” return will not necessarily correlate to the returns realized by broad market indices. To achieve its investment objective, the Fund will make direct and indirect investments executed through a variety of strategies. In its direct investments, the Fund may take both long and short positions in a wide range of asset classes, including equities, fixed income, currencies and commodities. In its indirect investments, the Fund may buy or sell derivative instruments, which are securities whose values are dependent upon or derived from one or more underlying assets. These instruments can include both over-the-counter and/or exchange-traded swaps, swaptions, fixed income and equity options, fixed income and equity futures and currency transactions.

The Adviser seeks to balance the risk and return of the Fund through a portfolio allocation methodology that engages both the use of fundamental and quantitative analysis. This multi-strategy approach is intended to create the potential for the Fund to earn returns with less volatility in a variety of market environments, even those in which equity investments or fixed income investments may struggle, although there can be no guarantee that this will be the case.

The Fund will generally be managed using three main investment strategies—a flexible risk factor allocation strategy and, to a lesser extent, a tail risk hedging strategy (which is described below) and an opportunistic strategy (also described below). The flexible risk allocation strategy will typically be the primary strategy used by the Fund. This strategy seeks to balance exposures and risks across and within asset classes, sectors, markets and macro environments with a goal of achieving improved risk diversification than would a less balanced portfolio. Risk can be evaluated in different ways, but is considered by the Fund to be most appropriately measured by standard deviation (or volatility). The greater an investment’s standard deviation, the more sharply its price may fluctuate.

The strategy of allocating the Fund’s assets among many asset classes generally depends upon the Fund’s ability to understand the behavior of asset classes across different economic environments. Expected returns and volatility for different asset classes vary over time, as do the correlations of different asset classes. To address this variation, the allocations are flexible, which means they are adjusted to take advantage of opportunities that arise from different economic conditions. Asset classes may not perform as expected or they may not display the anticipated level of correlation, however.

The Fund may also use a tail risk hedging strategy that attempts to generate returns and/or to mitigate the downside risk during extreme market downturns. In particular, the Fund may enter into derivative and other transactions that the Adviser believes would increase in value during the occurrence of “tail events,” which are events that have a low probability of occurrence, but have highly significant impact if they do occur. Tail events could include periods that are characterized by (i) a substantial decline in the equity markets, (ii) a substantial widening in credit spreads, and/or (iii) a substantial increase in market volatility. Credit spreads refer to the difference or “spread” between the interest rates charged for various types of borrowing and an accepted baseline such as the interest rate for comparable duration U.S. Treasury securities.

The Fund may also use an opportunistic strategy that selectively seeks return opportunities across, among other potential investments, global interest rate instruments, equities, currencies, fixed income and commodities. These are often event-driven opportunities presented as a result of perceived market anomalies and inefficiencies that may require a specific event or catalyst for the Fund to capture the value of such occurrence.

The Fund’s exposure to asset classes, sectors, securities, commodities, markets and currencies often will be achieved through investments in derivative instruments. The Fund will use derivatives and other leveraged instruments to adjust its exposure to asset classes when seeking to achieve the desired volatility target. The Fund may gain exposure through investments that track equity and fixed income indices from developed and emerging market countries or investments in securities of exchange traded funds (“ETFs”). In addition, the Fund may invest in rights, warrants, standby commitment agreements and other securities of any corporation or entity and in rights and options, including “put” and “call” options or any combination thereof written by the Fund or by others, on stocks, bonds, market indices, swaps, non-U.S. currencies and financial futures contracts. The Fund may also invest directly in 1) equities or other instruments relating to companies of any market capitalization and 2) debt-instruments such as investment grade and non-investment grade (sometimes referred to as “junk bonds”) fixed and floating rate debt securities of a wide range of issuers. The debt instruments include without limitation government bonds (including Treasury Inflation Protected Securities (“TIPS”)), government agency debt, non-U.S. sovereign debt, corporate bonds, floating rate notes, preferred stocks, structured securities and convertible securities of any maturity (e.g., both long-term and short-term debt).

The Fund believes that the use of derivatives generally enables the Fund to implement its investment strategy more efficiently and to gain more exposure to various asset classes than would be possible by investing in more traditional asset classes (e.g., stocks and bonds) directly. The use of derivatives may also serve a hedging purpose to decrease potential risks of the Fund’s investment strategies. The Fund expects to be a trader in the markets and may change its exposures to various asset classes during the year.

The Fund may also invest in non-traditional asset classes such as 1) currencies or currency-related derivative instruments, 2) mortgage-backed securities (including on a “to-be-announced” basis), 3) other asset-backed securities and collateralized debt obligations and 4) bankers’ acceptances, certificates of deposit, discount notes and commercial paper.

A significant portion of the assets of the Fund may be maintained directly or indirectly in money market instruments, including U.S. government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, and cash and cash equivalents, as margin and collateral for the Fund’s obligations under derivative transactions.

While applicable regulations set minimum issuer diversification requirements and limits on industry concentration, there otherwise are no restrictions on the types of issuers the Fund may invest in and no restrictions the ratings of individual securities or average portfolio quality.

The Fund’s performance over short-term periods is expected to be volatile because of the significant investment in instruments that have a leveraging effect. The Fund may have highly leveraged exposure to one or more asset classes at times. The Investment Company Act of 1940 (the “1940 Act”) imposes certain limitations on the Fund’s ability to use leverage, which are sometimes referred to as “asset coverage” requirements. However, the Fund is not subject to any additional limitations on its exposures. While the Fund normally does not engage in borrowing, leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures transactions or uses certain other derivative instruments.

The Fund may make some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity futures and swaps on commodity futures but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Compliance with the Fund’s investment restrictions generally will be measured on an aggregate basis in respect of the Fund’s and the Subsidiary’s portfolios. The Subsidiary will comply with the 1940 Act provisions governing affiliate transactions and custody of assets. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The investment strategy (including the use of operational leverage, short sales and derivatives) involves significant risks and is speculative and may result in substantial losses. The Fund is a non-diversified fund, meaning it may invest in a smaller number of investments than would a fund that invests more widely. The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of fluctuations in the Fund’s net asset value, which may be significant and rapid.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, you may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Credit Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, e.g., junk bonds, which are considered speculative, and carry a higher risk of default.

•

Counterparty Risk — In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. The counterparty can also be a clearing house. If a contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

•

Correlation Risk — The correlations of different asset classes may vary over time. Asset classes may not display the anticipated level of correlation to one another. If the Fund’s assessment of the correlations between different asset classes is incorrect, the Fund may not achieve its objectives.

•

Credit Default Swap Agreements Risk — The Fund may enter into credit default swap agreements as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). As a “seller” of credit protection, the Fund generally is exposed to the risk of default or non-payment on the part of underlying borrower, potentially to the full amount owed.

•

Derivatives Risk — Futures contracts, swap contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and involve the risk of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss, which could also lead to an increase in redemptions of Fund shares. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund was unable to liquidate its position because of an illiquid secondary market. The market for some derivatives is, or suddenly can become, illiquid, especially in times of financial stress. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•

Commodities Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

•

CFTC Regulation Risk — The Adviser is registered with the Commodity Futures Trading Commission (CFTC) as a commodity pool operator (“CPO”). Under the CFTC’s “harmonization” rules with respect to registered investment companies, the Adviser generally is not subject to the CFTC’s recordkeeping, reporting and disclosure requirements with respect to the Fund. The Adviser and the Fund instead are permitted, and intend, to comply with customary SEC rules applicable to registered investment companies under what the CFTC’s harmonization rules term a program of “substituted compliance.” Certain filings still are required with the CFTC, including a notice to claim reliance on substituted compliance and periodic non-public filings on CFTC Form CPO-PQR.

•

Interest Rate Swap Contracts — The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk. The Fund may be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

•

Investment in Other Investment Companies — As with other investments, investments in other investment companies, including exchange traded funds (ETFs), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

•

Leverage Risk — As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward contracts, reverse repurchase contracts swaps and other derivative instruments. The futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses. The net asset value of the Fund employing leverage of any kind will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

•

Fixed Income/Interest Rate Risk — As part of the Fund’s principal investment strategy, the Fund will make investments in fixed income instruments. Fixed income securities such as bonds are issued to evidence loans that investors make to corporations and governments, either foreign or domestic. If prevailing interest rates fall, the market values of fixed- income securities tend to rise. Conversely, if prevailing interest rates rise, the market values of fixed income securities generally fall. In general, the shorter the maturity of a fixed income security, the lower the yield but the greater the price stability. These factors may have an effect on the value of the Fund.

•

Model and Data Risk — The Adviser may use quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties to assist in making investment and hedging decisions and to provide risk management insights. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks and any hedging based on faulty or incorrect information may prove to be unsuccessful. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

•

Non-Diversified Status Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers or deal with a smaller number of counterparties, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or counterparty than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

•

Subsidiary Risk — By investing in the Subsidiary, the Fund would be indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

•

Tax Risk — In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information (“SAI”). Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore restrict its income from direct investments in commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

•

TIPS and Inflation-Linked Bonds Risk — The value of Treasury inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

•

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by the full faith and credit of the United States.

•	Changes in Debt Ratings Risk — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.
•

Convertible Security Risk — Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition and credit rating and changes in interest rates and other general economic, industry and market conditions.

•

Illiquid Investment Risk — The market for lower-quality debt instruments, including junk bonds and levered loans, is generally less liquid than the market for higher-quality debt instruments. Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security.

•

Asset-backed Securities Risk — The Fund may invest in mortgage-backed investments, which carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise.

•

Prepayment Risk — Certain instruments, especially asset-backed securities and mortgage-backed securities, for example, are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage-backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments (particularly investments in emerging markets) are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, adverse changes to government regulations, and illiquidity.

•	Repurchase Agreements Risk — The Fund may enter into certain types of repurchase agreements. If the seller fails to repurchase the security and the market value declines, the Fund may lose money.
•

Tail Risk Hedging Risk — The Fund may purchase instruments designed to mitigate tail event risk. These instruments involve a high degree of risk. With respect to securities or instruments the performance of which is related to the occurrence or non-occurrence of tail events (“tail event instruments”), the type, frequency and severity of the tail events are difficult to predict or model.

•

Opportunistic Trading (Event Driven) Risk — An “opportunistic” or event driven investment approach carries the risk that the event (sometimes called a catalyst) required to create value in a particular investment occurs later than expected, does not occur at all, or does not have the desired effect on the market price of investment.

•	Short Selling Risk — Short selling may result in losses if the securities appreciate in value.
•

Other Investments — In addition to the principal investment strategies described above, the Fund may make other types of investments, such as investments in preferred stocks. These practices may be subject to other risks.

•

New Fund Risk — The Fund has only a limited operating history and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board of Trustees of the Trust may determine to liquidate the Fund.

For more information on the risks of investing in the Fund, please see the More Information about the Fund’s Investments section.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers or deal with a smaller number of counterparties, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or counterparty than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual return for its first full calendar year of operations compared with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information will be available at www.feim.com/individual-investors/fund/absolute-return-fund or by calling 800.334.2143 after the Fund’s shares have been made available to the public.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual return for its first full calendar year of operations compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.334.2143
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.feim.com/individual-investors/fund/absolute-return-fund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*	For the period presented in the bar chart above.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter*		Worst Quarter*
First Quarter 2015	0.50%	Third Quarter 2015	-3.54%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.54%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C and Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C and Class I shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2015
First Eagle Absolute Return Fund | Barclays Global Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2014
First Eagle Absolute Return Fund | Citigroup 3-Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2014
First Eagle Absolute Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.50%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	4.73%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	1.48%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 643
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,577
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,884
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	643
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,577
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,516
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,884
Annual Return 2015	rr_AnnualReturn2015	(5.11%)
1 Year	rr_AverageAnnualReturnYear01	(9.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2014
First Eagle Absolute Return Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.93%)
First Eagle Absolute Return Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.47%)
First Eagle Absolute Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.50%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	5.48%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	2.23%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 326
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,348
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,459
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,189
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	226
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,348
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,459
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,189
1 Year	rr_AverageAnnualReturnYear01	(6.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2014
First Eagle Absolute Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	4.23%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.00%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	1.23%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,011
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,910
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,219
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	126
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,011
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,910
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,219
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2014

[1]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
[2]	"Other expenses" shown reflect actual expenses for the Fund for the fiscal year ended October 31, 2015.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses, so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, dividend expense, borrowing costs, interest expense relating to short sales and extraordinary expenses) of Class A, Class C and Class I shares do not exceed 1.35%, 2.10% and 1.10%, respectively, through the date that is one year after the shares of the Fund are made available for purchase by the general public (the "Fee Waiver and Expense Reimbursement Agreement"). The Fee Waiver and Expense Reimbursement Agreement may be terminated before its expiration only by a decision of the Board of Trustees. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, provided that such recoupment would not cause the Fund to exceed the Fund's operating expense limit in effect at the time of either the recoupment (if any) or the waiver/reimbursement.